SCHEDULE OF INVESTMENTS

Delaware Ivy Pictet Targeted Return Bond Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
U.S. 10-Year Treasury Note June Futures,
Call $143.00, Expires 8-27-21	145	14,500	$2
U.S. Treasury Long Bond June Futures,
Call $230.00, Expires 8-27-21	119	11,900	1
USD versus NOK,
Put $8.59, Expires 10-27-21, OTC (Ctrpty: Citibank N.A.)	7,588,000	7,588	171

TOTAL PURCHASED OPTIONS – 0.1%			$174
(Cost: $165)

CORPORATE DEBT SECURITIES		Principal

Communication Services

Broadcasting – 0.4%
Discovery Communications LLC (GTD by Discovery, Inc.), 5.300%, 5-15-49		$184	233
Fox Corp., 5.576%, 1-25-49		372	504
			737

Cable & Satellite – 0.7%
Altice France S.A., 5.875%, 2-1-27(A)(B)		EUR363	457
Charter Communications Operating LLC and Charter Communications Operating Capital Corp., 5.750%, 4-1-48		$450	574
Summer BidCo B.V. (9.000% Cash or 9.750% PIK), 9.000%, 11-15-25(A)(C)		EUR210	254
			1,285

Integrated Telecommunication Services – 1.3%
AT&T, Inc., 4.250%, 6-1-43(A)		GBP176	309
British Telecommunications plc, 3.250%, 11-8-29		$870	925
CK Hutchison Group Telecom Finance S.A., 1.500%, 10-17-31(A)		EUR200	248
Oi S.A. (10.000% Cash or 8.000% Cash and 4.000% PIK), 10.000%, 7-27-25(C)		$245	253
Telefonica Emisiones S.A.: 7.045%, 6-20-36		145	209

5.213%, 3-8-47	400	500
		2,444

Wireless Telecommunication Service – 0.2%
Vodafone Group plc, 2.625%, 8-27-80(A)	EUR390	479

Total Communication Services - 2.6%		4,945

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.2%
PVH Corp., 3.125%, 12-15-27(A)	340	459

Auto Parts & Equipment – 0.5%
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK), 3.875%, 5-15-27(A)(C)	300	367
ZF Europe Finance B.V., 3.000%, 10-23-29(A)(B)	400	497
		864

Automobile Manufacturers – 1.2%
General Motors Co., 6.800%, 10-1-27	$600	756
Jaguar Land Rover Automotive plc, 7.750%, 10-15-25(D)	200	220
Volkswagen International Finance N.V.:
3.375%, 6-27-69(A)(B)	EUR700	888
3.500%, 6-17-70(A)	300	385
		2,249

Restaurants – 0.1%
Starbucks Corp., 4.450%, 8-15-49	$123	153

Total Consumer Discretionary - 2.0%		3,725

Consumer Staples

Brewers – 0.3%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB), 5.800%, 1-23-59	365	528

Drug Retail – 0.2%
CVS Health Corp., 5.050%, 3-25-48	244	318

Packaged Foods & Meats – 0.0%
Mars, Inc., 4.200%, 4-1-59(D)	100	126

Total Consumer Staples - 0.5%		972

Energy

Integrated Oil & Gas – 1.4%
OMV AG, 2.500%, 9-1-69(A)	EUR600	746
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.), 5.500%, 6-10-51	$370	371
Petroleos Mexicanos, 4.875%, 2-21-28(A)	EUR521	628
Raizen Fuels Finance Ltd., 5.300%, 1-20-27(D)	$589	667
Repsol International Finance B.V., 4.247%, 12-11-69(A)	EUR200	261
		2,673

Oil & Gas Exploration & Production – 0.8%
BP Capital Markets plc (GTD by BP plc), 1.231%, 5-8-31(A)	1,250	1,546

Oil & Gas Storage & Transportation – 0.8%
Kunlun Energy Co. Ltd., 3.750%, 5-13-25(B)	$464	493
TransCanada PipeLines Ltd., 5.300%, 3-15-77	944	1,004
		1,497
Total Energy - 3.0%		5,716

Financials

Asset Management & Custody Banks – 0.3%
Charming Light Investments Ltd., 4.375%, 12-21-27(B)	458	485

Consumer Finance – 0.5%
Ford Motor Credit Co. LLC, 3.815%, 11-2-27	850	886

Diversified Banks – 5.7%
ABANCA Corp. Bancaria S.A., 6.125%, 1-18-29(A)	EUR300	391
ABN AMRO Bank N.V., 2.875%, 1-18-28(A)	300	371
AIB Group plc, 6.250%, 12-23-69(A)	220	297
Banco Santander S.A., 6.750%, 7-25-68(A)	200	248
Banque Centrale de Tunisia, 6.375%, 7-15-26(A)	166	182
Barclays plc, 2.000%, 2-7-28(A)	400	487
BAWAG Group AG, 5.000%, 11-14-68(A)	200	258
BNP Paribas S.A.:
4.500%, 8-25-68(D)	$320	325
4.500%, 8-25-69(B)	390	397
Commerzbank AG, 6.125%, 4-9-69(A)	EUR200	262
De Volksbank N.V., 2.750%, 10-6-27(A)	300	365
Erste Group Bank AG, 4.250%, 4-15-70(A)	600	763
HSBC Holdings plc, 5.875%, 3-28-69(A)	GBP500	777
Intesa Sanpaolo S.p.A., 3.750%, 8-27-68(A)	EUR500	592
La Banque Postale, 3.875%, 5-20-68(A)	600	751
Landesbank Baden-Wuerttemberg, 2.875%, 9-28-26(A)	400	525
Lloyds Banking Group plc, 7.500%, 4-30-49	$410	467
NatWest Group plc, 5.125%, 12-31-69(A)	GBP200	299
Skandinaviska Enskilda Banken AB, 5.125%, 5-13-69	$400	426
Societe Generale S.A., 5.375%, 5-18-69(B)(D)	319	339
Svenska Handelsbanken AB, 6.250%, 3-1-69	600	662

TerraForm Power Operating LLC (GTD by TerraForm Power LLC), 5.000%, 1-31-28(D)	440	467
UniCredit S.p.A.: 5.459%, 6-30-35	497	542
Virgin Money UK plc, 4.000%, 9-25-26(A)	GBP300	455

		10,648

Diversified Capital Markets – 1.2%
Credit Suisse Group AG:
3.250%, 4-2-26(A)(B)	EUR400	523
7.250%, 3-12-68	$400	453
4.500%, 3-3-69(D)	370	368
4.875%, 1-20-70	400	415
UBS Group AG, 7.000%, 7-31-68	420	463

		2,222

Life & Health Insurance – 1.1%
CNP Assurances S.A., 2.500%, 6-30-51(A)	EUR900	1,144
Legal & General Group plc, 3.750%, 11-26-49(A)	GBP263	397
Rothesay Life plc, 6.875%, 3-12-68(A)	300	478

		2,019

Multi-Line Insurance – 0.1%ageas S.A./N.V.,
3.875%, 6-10-69(A)	EUR200	253

Other Diversified Financial Services – 0.4%
RCI Banque S.A., 2.625%, 2-18-30(A)	600	719

Property & Casualty Insurance – 1.8%
Allianz SE, 2.625%, 4-30-70(A)(B)	800	958
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.), 2.500%, 3-15-38(A)	243	347
Direct Line Insurance Group plc, 4.750%, 6-7-68(A)	GBP200	285
Munich Reinsurance Co., 1.250%, 5-26-41(A)	EUR1,000	1,206
Zurich Finance (Ireland) DAC, 1.875%, 9-17-50(A)	500	625

		3,421

Specialized Finance – 1.6%
China Great Wall International Holdings III Ltd., 3.875%, 8-31-27	$679	695
Dresdner Funding Trust I, 8.151%, 6-30-31(B)	430	617
Intrum AB, 3.000%, 9-15-27(A)(D)	EUR669	787
Vonovia Finance B.V., 1.125%, 9-14-34(A)	800	960

		3,059

Thrifts & Mortgage Finance – 0.4%
Deutsche Pfandbriefbank AG, 2.875%, 6-28-27(A)	700	848

Total Financials - 13.1%		24,560

Health Care

Health Care Facilities – 0.2%
HCA, Inc. (GTD by HCA Holdings, Inc.), 5.250%, 6-15-49	$360	460

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc., 2.875%, 7-24-37(A)	EUR158	232

Managed Health Care – 0.1%
UnitedHealth Group, Inc., 3.700%, 8-15-49	$119	137

Pharmaceuticals – 0.4%
Merck KGaA, 1.625%, 9-9-80(A)	EUR600	734

Total Health Care - 0.8%		1,563

Industrials

Aerospace & Defense – 0.6%
Rolls-Royce plc, 5.750%, 10-15-27(D)	$1,000	1,103

Airlines – 0.1%
Avianca Holdings S.A. (12.147% Cash or 12.000% PIK), 12.147%, 11-10-21(C)(D)(E)	132	133

Diversified Support Services – 0.6%
Logicor Financing S.a.r.l., 3.250%, 11-13-28(A)	EUR800	1,105

Heavy Electrical Equipment – 0.2%
Nordex SE, 6.500%, 2-1-23(A)	320	387

Railroads – 0.2%
CSX Corp., 4.750%, 11-15-48	$390	506

Total Industrials - 1.7%		3,234

Information Technology

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc., 1.125%, 5-11-25	824	834
Hewlett Packard Enterprise Co.:
4.900%, 10-15-25(F)	359	409
6.350%, 10-15-45(F)	600	807
Hewlett Packard Enterprise Co. (3-Month U.S. LIBOR plus 72 bps), 0.914%, 10-5-21(E)	97	97

		2,147

Total Information Technology - 1.1%		2,147

Materials

Aluminum – 0.4%
PT Indonesia Asahan Aluminum Persero Tbk, 6.757%, 11-15-48(B)	515	669

Diversified Chemicals – 0.1%
Chemours Co. (The), 4.000%, 5-15-26(A)	EUR200	243

Diversified Metals & Mining – 0.4%
Glencore Capital Finance DAC, 1.125%, 3-10-28(A)	590	712

Fertilizers & Agricultural Chemicals – 0.3%
Israel Chemicals Ltd., 6.375%, 5-31-38	$413	529

Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc., 5.000%, 9-26-48	171	222
Westlake Chemical Corp., 1.625%, 7-17-29(A)	EUR344	427

		649

Total Materials - 1.5%		2,802

Real Estate

Diversified Real Estate Activities – 1.4%
Blackstone Property Partners Europe Holdings S.a.r.l., 1.750%, 3-12-29(A)	284	350
Blackstone Property Partners Europe L.P., 2.200%, 7-24-25(A)	800	1,014
Shimao Property Holdings Ltd., 6.125%, 2-21-24	$800	826
Vanke Real Estate (Hong Kong) Co. Ltd., 3.975%, 11-9-27	335	361

		2,551

Diversified REITs – 0.1%
Aroundtown S.A., 1.625%, 1-31-28(A)	EUR200	251

Hotel & Resort REITs – 0.2%
China Aoyuan Property Group Ltd., 5.375%, 9-13-22	$400	387

Industrial REITs – 0.7%
Prologis Euro Finance LLC (GTD by Prologis L.P.):
0.625%, 9-10-31(A)	EUR340	401
1.500%, 9-10-49(A)	727	854

		1,255

Office REITs – 0.3%
Demire Deutsche Mittelstand Real Estate AG, 1.875%, 10-15-24(A)	300	348
Inmobiliaria Colonial Socimi S.A., 2.500%, 11-28-29(A)	200	267

		615

Real Estate Development – 4.0%
Agile Group Holdings Ltd.:
6.700%, 3-7-22	$295	302
7.750%, 5-25-69	260	263
China Evergrande Group, 8.750%, 6-28-25	486	326
CIFI Holdings Group Co. Ltd., 6.550%, 3-28-24	910	957
Country Garden Holdings Co. Ltd.:
8.000%, 1-27-24	369	388
7.250%, 4-8-26(B)	700	780
CPI Property Group S.A., 4.875%, 10-16-68(A)	EUR400	503
Easy Tactic Ltd., 8.125%, 7-11-24	$300	260
Greenland Global Investment Ltd.:
5.750%, 9-26-22	420	375
6.750%, 9-26-23	310	257
Logan Property Holdings Co. Ltd., 6.500%, 7-16-23	302	309
Longfor Properties Co. Ltd., 4.500%, 1-16-28	706	785
RKPF Overseas 2019 A Ltd., 7.875%, 2-1-23	500	521

Samhallsbyggnadsbolaget I Norden AB, 2.624%, 4-30-69(A)	EUR410	489
Sunac China Holdings Ltd., 7.950%, 10-11-23	$500	516
Zhenro Properties Group Ltd., 7.350%, 2-5-25	550	527

		7,558

Retail REITs – 0.7%
MAF Global Securities Ltd., 5.500%, 9-7-68	400	412
Unibail-Rodamco SE, 2.125%, 10-25-66(A)(B)	EUR700	824

		1,236

Specialized REITs – 0.2%
Digital Stout Holding LLC, 3.750%, 10-17-30(A)	GBP300	476

Total Real Estate - 7.6%		14,329

Utilities

Electric Utilities – 2.9%
ContourGlobal Power Holdings S.A., 4.125%, 8-1-25(A)	EUR320	388
DPL, Inc., 4.350%, 4-15-29	$495	538
E.ON SE, 1.000%, 10-7-25(A)(B)	EUR400	494
Electricite de France S.A., 3.375%, 9-15-69(A)	600	745
ENEL S.p.A., 1.875%, 9-8-69(A)	600	701
Energo-Pro A.S., 4.500%, 5-4-24(A)	171	200
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC), 4.500%, 9-15-27(D)	$360	390
Orano S.A., 2.750%, 3-8-28(A)	EUR400	496
Orsted A/S, 1.500%, 2-18-21(A)	530	626
Talen Energy Supply LLC, 7.250%, 5-15-27(D)	$109	102
Viridian Group FinanceCo plc and Viridian Power and Energy Holdings DAC, 4.750%, 9-15-24(A)	GBP104	145
Vistra Operations Co. LLC:
5.625%, 2-15-27(D)	$68	71
5.000%, 7-31-27(D)	580	596

		5,492

Independent Power Producers & Energy Traders – 0.6%
Drax Finco plc, 2.625%, 11-1-25(A)	EUR500	617
Pattern Energy Operations L.P. and Pattern Energy Operations, Inc. (GTD by Pattern U.S. Finance Co. LLC), 4.500%, 8-15-28(D)	$370	384

		1,001

Multi-Utilities – 0.6%
ENGIE S.A., 1.500%, 11-30-69(A)(B)	EUR500	596
Veolia Environnement S.A., 1.250%, 4-15-28(A)	400	506

		1,102

Renewable Electricity – 0.1%
Clearway Energy Operating LLC, 4.750%, 3-15-28(D)	$187	196

Total Utilities - 4.2%		7,791

TOTAL CORPORATE DEBT SECURITIES – 38.1%		$71,784

(Cost: $67,267)

OTHER GOVERNMENT SECURITIES(G)

Bermuda - 0.3%
Bermuda Government Bond, 3.375%, 8-20-50	472	479

Brazil - 0.7%
Federative Republic of Brazil, 4.625%, 1-13-28	1,200	1,299

Bulgaria - 0.3%
Bulgaria Government Bond, 1.375%, 9-23-50 (A)	EUR505	567

Chile - 0.3%
Chile Bonos Tesoreria, 3.500%, 1-25-50	$480	504

China - 3.3%
China Government Bond, 3.390%, 3-16-50 (A)	CNH42,210	6,186

Columbia - 0.4%
Republic of Colombia, 6.125%, 1-18-41	$653	775

Croatia - 0.1%
Costa Rica Government Bond, 6.125%, 2-19-31	200	213

Dominican Republic - 0.1%
Dominican Republic Government Bond, 6.500%, 2-15-48	210	230

Egypt - 0.5%
Arab Republic of Egypt:
6.375%, 4-11-31 (A)	EUR374	464
8.500%, 1-31-47 (D)	$277	289
8.700%, 3-1-49	222	235

		988

Europe - 0.1%
Republic of Ecuador:
0.000%, 7-31-30 (D)(H)	17	9
0.500%, 7-31-30 (D)	129	110
0.500%, 7-31-35	149	103
0.500%, 7-31-40 (D)	56	35

		257

Germany - 6.5%
Bundesrepublik Deutschland:
0.000%, 2-15-30 (A)(H)	EUR8,280	10,109
0.000%, 8-15-50 (A)(H)	1,910	2,083

		12,192

Ghana - 0.1%
Republic of Ghana, 7.875%, 2-11-35	$260	257

Hungary - 0.2%
Hungary Government Bond, 1.500%, 11-17-50 (A)	EUR316	350

Indonesia - 1.1%
Indonesia Government Bond, 8.375%, 4-15-39 (A)(B)	IDR7,041,000	539
Republic of Indonesia:
1.450%, 9-18-26 (A)	EUR687	850
3.850%, 10-15-30	$416	464
1.400%, 10-30-31 (A)	EUR219	265

		2,118

Israel - 0.4%
Israel Government Bond, 4.500%, 4-3-20	$643	815

Italy - 0.5%
Buoni del Tesoro Poliennali, 2.450%, 9-1-50 (A)	EUR740	1,004

Ivory Coast - 0.5%
Ivory Coast Government Bond:
5.875%, 10-17-31 (A)	350	447
4.875%, 1-30-32 (A)	390	464

		911

Mexico - 0.3%
United Mexican States, 2.875%, 4-8-39 (A)	400	495

Nigeria - 0.3%
Republic of Nigeria, 7.625%, 11-28-47	$479	480

Norway - 4.6%
Norway Government Bond, 1.375%, 8-19-30 (A)	NOK74,357	8,675

Oman - 0.2%
Oman Government Bond, 6.750%, 10-28-27	$240	270

Peru - 0.5%
Republic of Peru, 2.392%, 1-23-26	919	950

Philippines - 0.2%
Republic of Philippines, 0.250%, 4-28-25 (A)	EUR304	362

Qatar - 0.3%
Qatar Government Bond, 5.103%, 4-23-48	$440	585

Romania - 0.5%
Romania Government Bond:
2.000%, 4-14-33 (A)	EUR300	353
3.375%, 1-28-50 (A)	410	520

		873

Saudi Arabia - 0.5%
Saudi Arabia Government Bond, 2.250%, 2-2-33	$1,015	988

Serbia - 0.3%
Republic of Serbia, 1.500%, 6-26-29 (A)	EUR390	467

South Africa - 1.3%
Republic of South Africa:
5.875%, 6-22-30 (B)	$700	800
9.000%, 1-31-40 (A)	ZAR21,991	1,354
5.750%, 9-30-49	$310	318

		2,472

Sri Lanka - 0.1%
Republic of Sri Lanka, 6.200%, 5-11-27 (D)	380	236

Sweden - 0.6%

Sweden Government Bond, 1.375%, 6-23-71 (A)	SEK8,450	1,038

Uzbekistan - 0.7%
Republic of Uzbekistan:
5.375%, 2-20-29	$959	1,076
3.700%, 11-25-30	237	237

		1,313

TOTAL OTHER GOVERNMENT SECURITIES – 25.8%		$48,349

(Cost: $47,884)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations - 22.5%
U.S. Treasury Bonds, 3.375%, 11-15-48(I)	11,440	14,611
U.S. Treasury Notes:
1.125%, 2-28-25	15,090	15,369
0.250%, 8-31-25	12,650	12,398

		42,378

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 22.5%		$42,378

(Cost: $41,344)

SHORT-TERM SECURITIES

Japan(J) - 5.0%
Japan Government Treasury Bills:
-0.090%, 7-12-21(A)	JPY562,350	5,062
-0.100%, 8-10-21(A)	475,000	4,276

		9,338

	Shares

Money Market Funds (L) - 8.5%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 0.010%(K)	7,428	7,428
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	8,623	8,623

		16,051

TOTAL SHORT-TERM SECURITIES – 13.5%		$25,389

(Cost: $25,508)

TOTAL INVESTMENT SECURITIES – 100.0%		$188,074

(Cost: $182,168)

LIABILITIES, NET OF CASH AND OTHER ASSETS (M)(N) – 0.0%		(13)

NET ASSETS – 100.0%		$188,061

Notes to Schedule of Investments

(A)

Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CNH -Chinese Yuan in Hong Kong, CNY - Chinese Yuan Renminbi, CZK - Czech Koruna, EUR - Euro, GBP - British Pound, HUF - Hungarian Forint, IDR - Indonesian Rupiah, JPY - Japanese Yen, KRW - South Korean Won, MXN - Mexican Peso, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty, SEK - Swedish Krona, THB - Thai Baht and ZAR - South African Rand).

(B)	All or a portion of securities with an aggregate value of $7,071 are on loan.

(C)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(D)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2021 the total value of these securities amounted to $7,171 or 3.8% of net assets.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2021.

(G)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(H)	Zero coupon bond.

(I)	All or a portion of securities with an aggregate value of $2,912 have been pledged as collateral on open futures contracts.

(J)	Rate shown is the yield to maturity at June 30, 2021.

(K)	Investment made with cash collateral received from securities on loan.

(L)	Rate shown is the annualized 7-day yield at June 30, 2021.

(M)	Cash of $90 has been pledged as collateral on OTC forward foreign currency contracts.

(N)	Cash of $2,296 has been pledged as collateral on centrally cleared swaps.

The following centrally cleared credit default swaps - buy protection(1) were outstanding at June 30, 2021:

Referenced Entity/Index	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays plc	(1.000%)	6-20-26	500	$(14)	$(12)	$(2)
BNP Paribas S.A.	(1.000%)	6-20-26	900	(36)	(23)	(13)
Banco Santander S.A.	(1.000%)	6-20-26	900	(36)	(13)	(23)
Markit North American Investment Grade CDX Index	(1.000%)	6-20-26	3,650	(93)	(82)	(11)
Markit North American High Yield CDX Index	(5.000%)	6-20-26	4,900	(502)	(476)	(26)
iTraxx Europe Senior Financials, Series 35 Index	(1.000%)	6-20-26	2,400	(65)	(51)	(14)
iTraxx Europe, Series 35 Index	(1.000%)	6-20-26	4,150	(131)	(111)	(20)
iTraxx Europe, Series 35 Index	(1.000%)	6-20-26	1,630	(52)	(47)	(5)
iTraxx Europe Crossover, Series 35 Index	(1.000%)	6-20-26	1,700	(251)	(209)	(41)
Marriott International, Inc.	(1.000%)	6-20-26	625	(5)	(7)	1
Markit North American Investement Grade CDX Index	(1.000%)	6-20-26	14,950	(381)	(305)	(76)
NatWest Group plc	(1.000%)	6-20-26	900	(29)	(21)	(8)
People’s Republic of China	(1.000%)	6-20-26	7,200	(225)	(232)	7
Societe Generale S.A.	(1.000%)	6-20-26	500	(20)	(11)	(9)

				$(1,840)	$(1,600)	$(240)

The following centrally cleared credit default swaps - sold protection (3) were outstanding at June 30, 2021:

Referenced Entity/Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Accor S.A.	1.000%	6-20-26	2.385%	500	$(12)	$(14)	$2
Deutsche Lufthansa AG	1.000%	12-20-25	4.000	900	(63)	(97)	33
iTraxx Europe Crossover, Series 35 Index	1.000%	6-20-31	1.435	1,950	31	17	14
iTraxx Europe Crossover, Series 35 Index	5.000%	6-20-26	3.871	4,050	597	587	10
Leonardo S.p.A.	5.000%	6-20-26	2.673	400	79	72	7
Markit North American Investment Grade CDX Index	1.000%	6-20-31	1.475	4,750	49	26	23

					$681	$591	$89

The following over the counter credit default swaps - sold protection(3) were outstanding at June 30, 2021:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at June 30, 2021(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
HOCHTIEF AG	Citibank N.A.	5.000%	6-20-26	1.755%	750	$176	$174	$2

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and/or take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at June 30, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	281	Chilean Peso	195,000	7-28-21	Barclays Capital, Inc.	$—	$16
Mexican Peso	47,809	U.S. Dollar	2,408	9-15-21	Barclays Capital, Inc.	33	—
Thai Baht	73,691	U.S. Dollar	2,356	9-15-21	Barclays Capital, Inc.	58	—
Indian Rupee	184,900	U.S. Dollar	2,449	7-28-21	Citibank N.A.	—	30
U.S. Dollar	2,140	Chilean Peso	1,544,000	7-28-21	Citibank N.A.	—	39
U.S. Dollar	2,475	Colombian Peso	8,930,000	7-28-21	Citibank N.A.	—	99
British Pound	4,704	U.S. Dollar	6,655	9-15-21	Citibank N.A.	148	—
Chilean Peso	4,302,000	U.S. Dollar	6,142	7-28-21	Goldman Sachs International	288	—
Chinese Yuan Renminbi	13,933	U.S. Dollar	2,133	7-28-21	Goldman Sachs International	—	18
Chinese Yuan Renminbi Offshore	42,989	U.S. Dollar	6,603	7-28-21	Goldman Sachs International	—	30
Indonesian Rupiah	79,780,900	U.S. Dollar	5,415	7-28-21	Goldman Sachs International	—	50
Russian Ruble	12,500	U.S. Dollar	170	7-28-21	Goldman Sachs International	—	—	*
South Korean Won	2,769,460	U.S. Dollar	2,474	7-28-21	Goldman Sachs International	22	—
U.S. Dollar	2,372	Brazilian Real	12,590	7-28-21	Goldman Sachs International	152	—
U.S. Dollar	2,462	Russian Ruble	186,754	7-28-21	Goldman Sachs International	80	—
U.S. Dollar	1,196	Peruvian New Sol	4,660	7-30-21	Goldman Sachs International	17	—
Euro	45,273	U.S. Dollar	54,943	9-15-21	Goldman Sachs International	1,177	—
Japanese Yen	520,421	U.S. Dollar	4,748	9-15-21	Goldman Sachs International	60	—
Norwegian Krone	58,112	Euro	5,722	9-15-21	Goldman Sachs International	44	—
Polish Zloty	9,170	U.S. Dollar	2,401	9-15-21	Goldman Sachs International	—	5
South African Rand	87,043	U.S. Dollar	6,240	9-15-21	Goldman Sachs International	205	—
Swedish Krona	17,724	Euro	1,758	9-15-21	Goldman Sachs International	15	—
U.S. Dollar	1,762	New Zealand Dollar	2,447	9-15-21	Goldman Sachs International	—	52
Japanese Yen	562,350	U.S. Dollar	5,125	7-12-21	Morgan Stanley International	62	—
Brazilian Real	12,590	U.S. Dollar	2,466	7-28-21	Morgan Stanley International	—	58
Philippine Peso	119,000	U.S. Dollar	2,436	7-28-21	Morgan Stanley International	4	—
U.S. Dollar	281	Indonesian Rupiah	4,000,000	7-28-21	Morgan Stanley International	—	7
Japanese Yen	475,000	U.S. Dollar	4,370	8-10-21	Morgan Stanley International	93	—
U.S. Dollar	12	Israeli Shekel	38	9-14-21	Morgan Stanley International	—	—	*
Australian Dollar	1,337	U.S. Dollar	1,036	9-15-21	Morgan Stanley International	33	—
Euro	485	Polish Zloty	2,170	9-15-21	Morgan Stanley International	—	7
Euro	3,942	U.S. Dollar	4,694	9-15-21	Morgan Stanley International	12	—
Swedish Krona	8,560	Euro	837	9-15-21	Morgan Stanley International	—	7
U.S. Dollar	2,167	South African Rand	30,900	9-15-21	Morgan Stanley International	—	24

						$2,503	$442

The following futures contracts were outstanding at June 30, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)

Euro BTP Long Term Bond	Long	39	9-8-21	3,900	$7,002	$52
Euro-Bobl 5-Year Bond	Short	100	9-8-21	10,000	(15,907)	(10)
Euro-Bund 10-Year Bond	Short	48	9-8-21	4,800	(9,824)	(52)
Euro-Buxl 30-Year Bond	Long	42	9-8-21	4,200	10,121	176
Euro-OAT France Government 10-Year Bond	Short	106	9-8-21	10,600	(19,990)	(77)
U.S. 10-Year Ultra Treasury Note	Short	59	9-21-21	5,900	(8,685)	(143)
U.S. Treasury Long Bond	Short	107	9-21-21	10,700	(17,200)	(496)
U.S. Treasury Ultra Long Bond	Long	20	9-21-21	2,000	3,854	159
United Kingdom Long Gilt	Long	1	9-28-21	100	177	1
U.S. 10-Year Treasury Note	Short	145	9-30-21	14,500	(19,213)	(65)
U.S. 2-Year Treasury Note	Long	34	9-30-21	6,800	7,491	(12)
U.S. 5-Year Treasury Note	Short	3	9-30-21	300	(370)	1

					$(62,544)	$(466)

The following centrally cleared interest rate swap agreements were outstanding at June 30, 2021:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(A)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Pay	1-Day South Korean Won Certificate of Deposit	1.510%	9/15/2026	KRW5,267	$(42)	$—	$(42)
Receive	3-Month LIBOR	0.023%	9/20/2051	$4,001	(170)	—	(170)
Pay	7-Day China Fixing Repo Rates	2.948%	9/15/2026	CNY16,463	63	—	63
Receive	28-Day Mexico Equilibrium Interbank Interest Rate	0.718%	6/18/2025	MXN7,872	(25)	—	(25)
Pay	3-Month Johannesburg Interbank Agreed Rate	10.040%	10/27/2030	ZAR4,777	112	—	112
Pay	3-Month New Zealand Dollar LIBOR	1.281%	9/15/2026	NZD4,827	(33)	—	(33)
Receive	6-Month Australian Dollar Bank Bills	0.767%	3/19/2031	AUD14,201	288	—	288
Receive	6-Month Budapest Interbank Offered Rate	2.660%	6/15/2027	HUF2,907	10	—	10
Receive	6-Month EURIBOR	0.541%	9/17/2031	EUR4,856	(71)	—	(71)
Pay	6-Month Prague Interbank Offered Rate	1.670%	9/15/2026	CZK5,077	(70)	—	(70)
Receive	6-Month Thai Baht Interest Rate Fixing Rate	0.600%	9/15/2023	THB12,302	(12)	—	(12)
Pay	6-Month Thai Baht Interest Rate Fixing Rate	1.090%	9/15/2026	5,260	9	—	9
Receive	6-Month Warsaw Interbank Offered Rate	0.499%	9/15/2026	PLN4,981	4	—	4
Pay	1-Day South Korean Won Certificate of Deposit	1.625%	9/15/2026	KRW5,607	(17)	—	(17)
Receive	6-Month Australian Dollar Bank Bills	0.980%	6/16/2026	AUD4,999	38	—	38
Receive	6-Month Australian Dollar Bank Bills	0.865%	9/15/2026	4,719	27	—	27

					$111	$—	$111

The following written options were outstanding at June 30, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
iTraxx Europe Crossover, Series 29 Index	JPMorgan Chase Bank N.A.	Put	8,100,000	8,100	November 2021	EUR120.00	$16	$(6)
Markit CDX High Yield, Series 36 Index	Citibank N.A.	Put	4,900,000	4,900	November 2021	$100.00	42	(20)
USD versus NOK	Citibank N.A.	Put	3,794,000	3,794	October 2021	8.59	135	(85)

							$193	$(111)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$3	$171	$—
Corporate Debt Securities	—	71,784	—
Other Government Securities	—	48,349	—
United States Government Obligations	—	42,378	—
Short-Term Securities	16,051	9,338	—
Total	$16,054	$172,020	$—
Centrally Cleared Credit Default Swaps	$—	$97	$—
Over the Counter Credit Default Swaps	$—	$176	$—
Forward Foreign Currency Contracts	$—	$2,503	$—
Futures Contracts	$389	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$551	$—

Liabilities
Centrally Cleared Credit Default Swaps	$—	$248	$—
Forward Foreign Currency Contracts	$—	$442	$—
Futures Contracts	$855	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$440	$—
Written Options	$—	$111	$—

The following acronyms are used throughout this schedule:

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$182,168

Gross unrealized appreciation	7,531

Gross unrealized depreciation	(1,625)

Net unrealized appreciation	$5,906